Share-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation (Textual)
Authorized shares issuance to its employees, director and consultants	23,182
Weighted-average fair value at grant date of the options granted	$ 5.78	$ 0.207	$ 0.826
The total intrinsic value of options granted and options exercised	$ 963	$ 0
Employee Stock Option [Member]
Share-Based Compensation (Textual)
Total unrecognized estimated compensation cost	$ 1,274
Weighted average period	1 year 9 months 25 days
Consultants' stock options [Member]
Share-Based Compensation (Textual)
Total unrecognized estimated compensation cost	$ 690
Weighted average period	2 years 10 months 25 days
2007 Incentive Compensation Plan [Member]
Share-Based Compensation (Textual)
Authorized shares issuance to its employees, director and consultants	48,466
2014 Equity Incentive Plan [Member]
Share-Based Compensation (Textual)
Authorized shares issuance to its employees, director and consultants	1,835,204